CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Installation service	$ 24,299,062	$ 20,069,997
Fluid equipment sales	2,798,774	2,925,126
Revenues	27,097,836	22,995,123
COST OF REVENUE
Cost of product and services	16,192,810	13,875,768
Business and sales related taxes	443,448	380,043
GROSS PROFIT	10,461,578	8,739,312
OPERATING EXPENSES
General and administrative expenses	705,038	1,129,679
Selling expenses	1,742,147	1,434,230
Research and development expenses	33,847	121,760
Total operating expenses	2,481,032	2,685,669
INCOME FROM OPERATIONS	7,980,546	6,053,643
OTHER INCOME (EXPENSE)
Other income, net	6,431	15,321
Interest expense	(49,625)	(55,619)
Total other expense, net	(43,194)	(40,298)
INCOME BEFORE INCOME TAXES	7,937,352	6,013,345
PROVISION FOR INCOME TAXES	2,002,467	1,617,751
NET INCOME	5,934,885	4,395,594
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss	(1,401,124)	(927,892)
COMPREHENSIVE INCOME	$ 4,533,761	$ 3,467,702
Basic and diluted earnings per common share
Basic (in dollars per share)	$ 0.49	$ 0.37
Diluted (in dollars per share)	$ 0.49	$ 0.37
Weighted average number of shares outstanding
Basic (in shares)	12,029,538	12,000,000
Diluted (in shares)	12,046,045	12,000,000